Distribution Date:	04/15/22	COMM 2012-CCRE1 Mortgage Trust
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE1
March 2022 Servicer Revision
Servicer revised to include payoff for loan # 407000087 (#16).

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	U.S. Bank National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23	Controlling Class	Sunrise Partners Limited Partnership c/o Paloma Partners
Interest Shortfall Detail - Collateral Level	24	Representative	Management Company
			-
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12624BAA4	1.116000%	54,970,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12624BAB2	2.350000%	116,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12624BAC0	3.391000%	409,198,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12624BAD8	3.053000%	72,060,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12624BAF3	3.912000%	95,614,000.00	19,586,477.63	19,586,477.63	63,851.92	0.00	0.00	19,650,329.55	0.00	0.00%	19.75%
B	12624BAG1	4.612000%	43,143,000.00	43,143,000.00	12,217,252.72	165,812.93	0.00	0.00	12,383,065.65	30,925,747.28	82.02%	15.13%
C	12624BAH9	5.452470%	32,648,000.00	32,648,000.00	0.00	148,343.52	0.00	0.00	148,343.52	32,648,000.00	63.04%	11.63%
D	12624BAL0	5.452470%	50,139,000.00	50,139,000.00	0.00	227,817.81	0.00	0.00	227,817.81	50,139,000.00	33.89%	6.25%
E	12624BAN6	5.452470%	2,332,000.00	2,332,000.00	0.00	10,595.97	0.00	0.00	10,595.97	2,332,000.00	32.54%	6.00%
F	12624BAQ9	2.462000%	13,993,000.00	13,993,000.00	0.00	28,708.97	0.00	0.00	28,708.97	13,993,000.00	24.40%	4.50%
G*	12624BAS5	2.462000%	15,158,000.00	15,158,000.00	0.00	31,099.16	0.00	0.00	31,099.16	15,158,000.00	15.59%	2.88%
H	12624BAU0	2.462000%	26,819,147.00	26,819,147.00	0.00	45,160.12	0.00	0.00	45,160.12	26,819,147.00	0.00%	0.00%
V	12624BAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624BAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624BBA3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			932,820,147.00	203,818,624.63	31,803,730.35	721,390.40	0.00	0.00	32,525,120.75	172,014,894.28

X-A	12624BAE6	1.540470%	748,588,000.00	19,586,477.63	0.00	25,143.64	0.00	0.00	25,143.64	0.00
X-B	12624BAJ5	1.105330%	184,232,147.00	184,232,147.00	0.00	169,697.83	0.00	0.00	169,697.83	172,014,894.28
Notional SubTotal			932,820,147.00	203,818,624.63	0.00	194,841.47	0.00	0.00	194,841.47	172,014,894.28

Deal Distribution Total					31,803,730.35	916,231.87	0.00	0.00	32,719,962.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12624BAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12624BAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12624BAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12624BAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12624BAF3	204.84947424	204.84947424	0.66780932	0.00000000	0.00000000	0.00000000	0.00000000	205.51728356	0.00000000
B	12624BAG1	1,000.00000000	283.18041675	3.84333333	0.00000000	0.00000000	0.00000000	0.00000000	287.02375009	716.81958325
C	12624BAH9	1,000.00000000	0.00000000	4.54372458	0.00000000	0.00000000	0.00000000	0.00000000	4.54372458	1,000.00000000
D	12624BAL0	1,000.00000000	0.00000000	4.54372465	0.00000000	0.00000000	0.00000000	0.00000000	4.54372465	1,000.00000000
E	12624BAN6	1,000.00000000	0.00000000	4.54372642	0.00000000	0.00000000	0.00000000	0.00000000	4.54372642	1,000.00000000
F	12624BAQ9	1,000.00000000	0.00000000	2.05166655	0.00000000	0.00000000	0.00000000	0.00000000	2.05166655	1,000.00000000
G	12624BAS5	1,000.00000000	0.00000000	2.05166645	0.00000000	0.00000000	0.00000000	0.00000000	2.05166645	1,000.00000000
H	12624BAU0	1,000.00000000	0.00000000	1.68387608	0.36779059	20.61864384	0.00000000	0.00000000	1.68387608	1,000.00000000
V	12624BAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624BAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624BBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12624BAE6	26.16456266	0.00000000	0.03358809	0.00000000	0.00000000	0.00000000	0.00000000	0.03358809	0.00000000
X-B	12624BAJ5	1,000.00000000	0.00000000	0.92110868	0.00000000	0.00000000	0.00000000	0.00000000	0.92110868	933.68555424

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	03/01/22 - 03/30/22	30	0.00	63,851.92	0.00	63,851.92	0.00	0.00	0.00	63,851.92	0.00
B	03/01/22 - 03/30/22	30	0.00	165,812.93	0.00	165,812.93	0.00	0.00	0.00	165,812.93	0.00
C	03/01/22 - 03/30/22	30	0.00	148,343.52	0.00	148,343.52	0.00	0.00	0.00	148,343.52	0.00
D	03/01/22 - 03/30/22	30	0.00	227,817.81	0.00	227,817.81	0.00	0.00	0.00	227,817.81	0.00
E	03/01/22 - 03/30/22	30	0.00	10,595.97	0.00	10,595.97	0.00	0.00	0.00	10,595.97	0.00
F	03/01/22 - 03/30/22	30	0.00	28,708.97	0.00	28,708.97	0.00	0.00	0.00	28,708.97	0.00
G	03/01/22 - 03/30/22	30	0.00	31,099.16	0.00	31,099.16	0.00	0.00	0.00	31,099.16	0.00
H	03/01/22 - 03/30/22	30	543,110.61	55,023.95	0.00	55,023.95	9,863.83	0.00	0.00	45,160.12	552,974.44
X-A	03/01/22 - 03/30/22	30	0.00	25,143.64	0.00	25,143.64	0.00	0.00	0.00	25,143.64	0.00
X-B	03/01/22 - 03/30/22	30	0.00	169,697.83	0.00	169,697.83	0.00	0.00	0.00	169,697.83	0.00
Totals			543,110.61	926,095.70	0.00	926,095.70	9,863.83	0.00	0.00	916,231.87	552,974.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	32,719,962.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	933,776.57	Master Servicing Fee	6,713.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	768.74
Interest Adjustments	0.00	Trustee Fee	91.27
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	107.22
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	933,776.57	Total Fees	7,680.73

Principal		Expenses/Reimbursements
Scheduled Principal	19,411,114.76	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,392,615.64	Special Servicing Fees (Monthly)	9,863.95
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	31,803,730.40	Total Expenses/Reimbursements	9,863.95

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	916,231.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	31,803,730.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	32,719,962.22
Total Funds Collected	32,737,506.97	Total Funds Distributed	32,737,506.90

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	203,818,624.77	203,818,624.77	Beginning Certificate Balance	203,818,624.63
(-) Scheduled Principal Collections	19,411,114.76	19,411,114.76	(-) Principal Distributions	31,803,730.35
(-) Unscheduled Principal Collections	12,392,615.64	12,392,615.64	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.05)	(0.05)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	172,014,894.42	172,014,894.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	205,063,447.98	205,063,447.98	Ending Certificate Balance	172,014,894.28
Ending Actual Collateral Balance	173,237,563.70	173,237,563.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	4,080,906.20	2.37%	1	4.7065	3.227900	1.29 or less	2	22,067,001.42	12.83%	1	5.2619	0.603052
10,000,000 to 24,999,999		2	22,067,001.42	12.83%	1	5.2619	0.603052	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.35 to 1.39	1	100,147,936.60	58.22%	1	5.3980	1.375600
40,000,000 to 54,999,999		1	45,719,050.20	26.58%	(10)	5.1883	1.738200	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
55,000,000 to 69,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
	70,000,000 or greater	1	100,147,936.60	58.22%	1	5.3980	1.375600	1.60 to 1.69	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811	1.70 to 1.79	1	45,719,050.20	26.58%	(10)	5.1883	1.738200
								1.80 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
								2.00 or greater	1	4,080,906.20	2.37%	1	4.7065	3.227900
								Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Michigan	1	45,719,050.20	26.58%	(10)	5.1883	1.738200
							Multi-Family	1	10,499,818.99	6.10%	1	5.3500	0.729800
New Jersey	1	11,567,182.43	6.72%	1	5.1820	0.488000
							Office	1	11,567,182.43	6.72%	1	5.1820	0.488000
New York	2	104,228,842.80	60.59%	1	5.3709	1.448124
							Retail	3	149,947,893.00	87.17%	(2)	5.3153	1.536568
Pennsylvania	1	10,499,818.99	6.10%	1	5.3500	0.729800
							Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811
Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.749% or less	5	172,014,894.42	100.00%	(2)	5.3084	1.416811	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.750% to 6.249%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.250% or greater	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	5	172,014,894.42	100.00%	(2)	5.3084	1.416811
								Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	64 months or less	5	172,014,894.42	100.00%	(2)	5.3084	1.416811	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
	65 months or greater	0	0.00	0.00%	0	0.0000	0.000000	65 months or greater	5	172,014,894.42	100.00%	(2)	5.3084	1.416811
	Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811	Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	4	126,295,844.22	73.42%	1	5.3519	1.300469	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	65 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	45,719,050.20	26.58%	(10)	5.1883	1.738200	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	172,014,894.42	100.00%	(2)	5.3084	1.416811
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100036	RT	Albany	NY	Actual/360	5.398%	466,478.59	207,208.55	0.00	05/06/22	05/06/23	--	100,355,145.10	100,147,936.60	04/06/22
2	470100002	RT	Grandville	MI	Actual/360	5.188%	204,709.78	100,577.59	0.00	N/A	06/06/21	--	45,819,627.79	45,719,050.20	04/06/22
22	470100022	OF	Summit	NJ	Actual/360	5.182%	51,717.77	22,810.16	0.00	N/A	05/11/22	--	11,589,992.59	11,567,182.43	03/11/22
24	407000089	MF	Indiana	PA	Actual/360	5.350%	48,472.92	21,887.21	0.00	N/A	05/11/22	--	10,521,706.20	10,499,818.99	02/11/22
27	470100027	LO	San Luis Obispo	CA	Actual/360	5.650%	39,886.83	8,198,263.18	0.00	N/A	04/06/22	--	8,198,263.18	0.00	04/06/22
28	470100028	RT	Bronx	NY	Actual/360	5.090%	33,322.60	7,602,595.91	0.00	N/A	04/11/22	--	7,602,595.91	0.00	04/11/22
34	407000088	RT	Fresno	CA	Actual/360	5.628%	30,607.18	6,316,094.74	0.00	N/A	05/11/22	--	6,316,094.74	0.00	04/11/22
35	407000086	RT	Ormond Beach	FL	Actual/360	4.954%	26,030.66	6,102,583.90	0.00	N/A	05/11/22	--	6,102,583.90	0.00	04/11/22
43	407000082	RT	New York	NY	Actual/360	4.707%	16,577.17	9,374.26	0.00	N/A	05/11/22	--	4,090,280.46	4,080,906.20	04/11/22
49	470100049	SS	Las Vegas	NV	Actual/360	5.757%	15,973.07	3,222,334.90	0.00	N/A	04/11/22	--	3,222,334.90	0.00	04/11/22
Totals							933,776.57	31,803,730.40	0.00				203,818,624.77	172,014,894.42

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	29,183,948.00	0.00	--	--	--	0.00	32,446.61	4,004,321.24	4,004,321.24	0.00	0.00
2	18,512,330.00	0.00	--	--	01/11/22	23,563,132.23	103,628.91	999,724.22	999,724.22	0.00	0.00
22	486,892.00	0.00	--	--	--	0.00	0.00	73,729.51	73,729.51	0.00	0.00
24	654,431.04	0.00	--	--	--	0.00	0.00	69,862.72	139,857.03	0.00	0.00
27	1,579,001.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,639,120.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	603,504.67	493,826.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,167,065.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,036,888.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	506,971.00	398,013.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	55,370,151.88	891,840.38				23,563,132.23	136,075.52	5,147,637.69	5,217,632.00	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
34	407000088	6,303,515.85	Payoff Prior to Maturity	0.00	0.00
35	407000086	6,089,099.79	Payoff Prior to Maturity	0.00	0.00
Totals		12,392,615.64		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/15/22	1	10,499,818.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	12,392,615.64	5.308413%	5.168202%	(2)
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	30,116,481.41	5.320346%	5.207477%	(1)
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	88,853,731.99	5.374704%	5.283098%	1
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	17,735,017.88	5.485861%	5.410661%	2
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	97,335,179.67	5.500013%	5.426683%	3
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.431618%	5.363152%	4
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.431609%	5.363145%	5
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.434487%	5.366264%	6
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.434477%	5.366255%	7
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	40,372,750.00	5.434466%	5.366247%	8
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.402104%	5.294194%	9
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.402158%	5.294249%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	470100022	03/11/22	0	B	73,729.51	73,729.51	0.00	11,589,992.59	10/06/20	0
24	407000089	02/11/22	1	1	69,862.72	139,857.03	0.00	10,548,174.21	03/11/22	0
Totals					143,592.23	213,586.54	0.00	22,138,166.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		45,719,050	45,719,050		0	0
0 - 6 Months		26,147,908	15,648,089	10,499,819		0
7 - 12 Months		0	0		0	0
13 - 24 Months		100,147,937	100,147,937		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	172,014,894	161,515,075	10,499,819	0	0	0
Mar-22	203,818,625	203,818,625	0	0	0	0
Feb-22	270,894,908	270,894,908	0	0	0	0
Jan-22	434,669,260	388,630,131	0	0	46,039,129	0
Dec-21	470,685,421	424,547,138	0	0	46,138,283	0
Nov-21	569,364,721	523,121,091	0	0	46,243,631	0
Oct-21	570,617,084	524,275,209	0	0	46,341,875	0
Sep-21	578,404,076	531,957,729	0	0	46,446,347	0
Aug-21	579,654,971	533,111,281	0	0	46,543,689	0
Jul-21	580,900,044	534,259,445	0	0	46,640,599	0
Jun-21	622,599,554	575,855,769	0	0	46,743,784	0
May-21	623,832,657	623,832,657	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	470100002	45,719,050.20	45,719,050.20	71,900,000.00	08/29/21	17,717,618.00	1.73820	12/31/19	06/06/21	229
22	470100022	11,567,182.43	11,589,992.59	18,700,000.00	03/20/12	436,514.00	0.48800	12/31/21	05/11/22	240
24	407000089	10,499,818.99	10,548,174.21	16,750,000.00	01/31/12	616,252.04	0.72980	12/31/21	05/11/22	240
Totals		67,786,051.62	67,857,217.00	107,350,000.00		18,770,384.04

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	470100002	RT	MI	10/07/20	1

Collateral is a super-regional mall constructed between 1999 - 2000 in Grandville, MI - 160 miles west of Detroit. The total mall consists of 1,271,094 SF, of which 635,625 SF is not part of collateral. Of the anchor tenants, only the Dick's Sporting

Good s and Celebration Cinemas (20 Screens) are part of the owned collateral. At origination other anchor tenant's included Macy's, Younkers, Sears, JCPenney and Kohl's; all of which owned their stores and underlying land. As of 9/30/2021, the Mall is current ly 93% occupied. The Loan is in default since it failed to pay off on the maturity date. Cash Management Account is trapping excess cash. Borrower and Lender are in discussions to either modify the debt or a Deed-in-

lieu/Foreclosure.
22	470100022	OF	NJ	10/06/20	0
N/A

24	407000089	MF	PA	03/11/22	0
N/A

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100036	0.00	5.39800%	0.00	5.39800%	10	06/23/20	04/06/20	02/11/21
1	656100036	0.00	5.39800%	0.00	5.39800%	10	02/25/21	04/06/20	02/11/21
48	470100048	0.00	6.40000%	0.00	6.40000%	10	09/11/20	09/11/20	12/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 22 of 25

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	9,863.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,863.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,863.95

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Supplemental Notes
None

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